Other Accrued Liabilities	12 Months Ended
Mar. 31, 2018
Accounts Payable and Accrued Liabilities, Current [Abstract]
Other Accrued Liabilities	7. Other Accrued Liabilities Other accrued liabilities consist of the following:
	March 31,
	2017	2018
Accrued expenses	$595	$620
Others	879	1,253
	$1,474	$1,873